Share-based payments (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Options	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Share-based payments
Forfeited | Options			147,154
Profit/(loss) before income tax	$ 12,417,000	$ 54,828,000	$ 11,170,000	$ (116,317,000)	$ 111,000
Employee stock option plan
Share-based payments
Exercised during the period (units)	50,000
Forfeited	100,000		0
Profit/(loss) before income tax	$ 31,000
Modified complex options
Share-based payments
Exercised during the period (units)	220,731
Forfeited	1,839,419
Profit/(loss) before income tax	$ 128,000